ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Assets and liabilities classified as held for sale

	JLM	ASL	CSM	ArcelorMittal Texas HBI
Current assets	10	11	68	269
Property, plant and equipment	10	14	16	763
Intangible assets	24	16	—	11
Other non-current assets	—	1	1	—
Total assets	44	42	85	1,043
Deferred tax liabilities	(8)	(6)	—	—
Other liabilities	(13)	(10)	(51)	(75)
Total liabilities	(21)	(16)	(51)	(75)
Net assets acquired	23	26	34	968
Consideration paid, net of cash acquired	43	39	7	806
Non-controlling interests	—	—	4	196
Fair value of previously held interests at acquisition date	—	—	20	—
Goodwill/(bargain purchase gain)	20	13	(3)	34